Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.1%
18,588	iShares Core S&P 500 ETF	$8,186,155	2.0
71,376	iShares Core S&P Small-Cap ETF	7,869,918	2.0
28,987	iShares Russell 1000 Growth ETF	8,136,361	2.0
129,004	Schwab U.S. TIPS ETF	8,242,066	2.0
138,178	Vanguard Global ex-U.S. Real Estate ETF	8,069,595	2.0
118,834	Vanguard Real Estate ETF	12,630,866	3.1

	Total Exchange-Traded Funds
	(Cost $47,430,031)	53,134,961	13.1

MUTUAL FUNDS: 85.2%
	Affiliated Investment Companies: 74.0%
1,338,541	Voya Floating Rate Fund - Class I	12,127,178	3.0
3,385,804	Voya Global Bond Fund - Class R6	32,673,013	8.0
5,010,837	Voya High Yield Bond Fund - Class R6	40,587,776	10.0
3,905,039	Voya Intermediate Bond Fund - Class R6	40,846,707	10.1
1,259,372	Voya Large Cap Value Fund - Class R6	18,109,768	4.5
196,286	Voya Large-Cap Growth Fund - Class R6	12,703,620	3.1
441,385	(1) Voya MidCap Opportunities Fund - Class R6	14,459,770	3.6
1,007,540	Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,780,614	3.6
2,276,357	Voya Multi-Manager International Equity Fund - Class I	32,164,928	7.9
4,692,537	Voya Multi-Manager International Factors Fund - Class I	52,978,746	13.1
1,219,666	Voya Multi-Manager Mid Cap Value Fund - Class I	14,294,484	3.5
985,633	Voya U.S. High Dividend Low Volatility Fund - Class R6	14,469,090	3.6
		300,195,694	74.0

	Unaffiliated Investment Companies: 11.2%
932,302	TIAA-CREF S&P 500 Index Fund - Class I	45,328,507	11.2

	Total Mutual Funds
	(Cost $314,005,973)	345,524,201	85.2

PURCHASED OPTIONS (2): 0.0%
	Total Purchased Options
	(Cost $16,799)	16,799	0.0

	Total Long-Term Investments
	(Cost $361,452,803)	398,675,961	98.3

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
3,186,235	(3) BlackRock Liquidity Funds, FedFund, Institutional Clas+ s, 0.030%
	(Cost $3,186,235)	3,186,235	0.8

	Total Short-Term Investments
	(Cost $3,186,235)	3,186,235	0.8

	Total Investments in Securities (Cost $364,639,038)	401,862,196	99.1
	Assets in Excess of Other Liabilities	3,499,653	0.9
	Net Assets	$405,361,849	100.0

(1)	Non-income producing security.
(2)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(3)	Rate shown is the 7-day yield as of July 31, 2021.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$53,134,961	$–	$–	$53,134,961
Mutual Funds	345,524,201	–	–	345,524,201
Purchased Options	–	16,799	–	16,799
Short-Term Investments	3,186,235	–	–	3,186,235
Total Investments, at fair value	$401,845,397	$16,799	$–	$401,862,196
Other Financial Instruments+
Forward Foreign Currency Contracts	–	21,184	–	21,184
Futures	1,619,399	–	–	1,619,399
OTC Swaps	–	109,267	–	109,267
Total Assets	$403,464,796	$147,250	$–	$403,612,046
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,455,055)	$–	$(1,455,055)
Futures	(296,591)	–	–	(296,591)
OTC Swaps	–	(73,179)	–	(73,179)
Written Options	–	(219,006)	–	(219,006)
Total Liabilities	$(296,591)	$(1,747,240)	$–	$(2,043,831)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 7/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$10,786,171	$1,285,206	$(315,876)	$371,677	$12,127,178	$290,302	$6,743	$-
Voya Global Bond Fund - Class R6	28,764,204	4,052,496	(504,875)	361,188	32,673,013	1,064,913	27,192	-
Voya High Yield Bond Fund - Class R6	36,060,015	4,018,286	(1,191,585)	1,701,060	40,587,776	1,592,593	145,269	-
Voya Intermediate Bond Fund - Class R6	32,326,429	9,824,588	(781,320)	(522,990)	40,846,707	869,881	21,455	533,427
Voya Large Cap Value Fund - Class R6	14,343,261	2,205,999	(2,846,632)	4,407,140	18,109,768	141,634	90,604	1,016,972
Voya Large-Cap Growth Fund - Class R6	20,994,973	2,726,982	(9,464,328)	(1,554,821)	12,703,620	58,626	5,512,387	2,514,880
Voya MidCap Opportunities Fund - Class R6	5,319,254	9,401,550	(1,032,045)	771,011	14,459,770	-	321,777	906,741
Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,829,451	3,721,211	(14,061,599)	291,551	14,780,614	245,890	3,492,030	815,585
Voya Multi-Manager International Equity Fund - Class I	28,361,779	1,696,592	(3,361,157)	5,467,714	32,164,928	281,174	1,318,147	972,867
Voya Multi-Manager International Factors Fund - Class I	46,199,729	2,517,815	(6,610,998)	10,872,200	52,978,746	1,403,415	644,432	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,370,606	7,898,221	(1,191,544)	2,217,201	14,294,484	62,241	(16,978)	187,696
Voya U.S. High Dividend Low Volatility Fund - Class R6	26,776,446	605,657	(15,652,424)	2,739,411	14,469,090	570,325	4,412,363	-
	$280,132,318	$49,954,603	$(57,014,383)	$27,122,342	$300,195,694	$6,580,994	$15,975,421	$6,948,168

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2021, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 6,800,000	USD 5,476,587	Bank of America N.A.	08/04/21	$(26,129)
NOK 111,800,000	USD 12,963,932	Bank of America N.A.	08/04/21	(309,312)
USD 20,659,425	GBP 15,000,000	Bank of America N.A.	08/04/21	(190,753)
USD 19,807,381	NZD 28,400,000	Brown Brothers Harriman & Co.	08/04/21	21,184
USD 18,819,092	CHF 17,400,000	Brown Brothers Harriman & Co.	08/04/21	(389,882)
SEK 70,300,000	USD 8,195,382	Citibank N.A.	08/04/21	(28,873)
SGD 35,900,000	USD 26,621,225	Citibank N.A.	08/04/21	(125,815)
USD 14,258,134	JPY 1,590,200,000	Morgan Stanley Capital Services LLC	08/04/21	(237,213)
AUD 11,300,000	USD 8,439,608	The Bank of New York Mellon	08/04/21	(147,079)
				$(1,433,872)

At July 31, 2021, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro STOXX 50®	440	09/17/21	$21,337,382	$(174,035)
S&P 500® E-Mini	103	09/17/21	22,605,925	455,178
			$43,943,307	$281,143
Short Contracts:
MSCI Emerging Markets Index	(236)	09/17/21	(15,076,860)	901,905
Tokyo Price Index (TOPIX)	(81)	09/09/21	(14,065,448)	262,316
U.S. Treasury 5-Year Note	(106)	09/30/21	(13,191,203)	(122,556)
			$(42,333,511)	$1,041,665

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	JPMorgan JPUSVCO1 Index (2)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	10,060,546	$22,891	$–	$22,891
Receive	JPMorgan JPUSVCO2 Index (3)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	16,872,957	(58,029)	–	(58,029)
Receive	JPMorgan JPUSVCO1 Index (4)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	620,613	1,412	–	1,412
Receive	JPMorgan JPUSVCO2 Index (5)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	1,295,329	(4,455)	–	(4,455)
Receive	JPMorgan JPUSVCO1 Index (6)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	1,808,757	4,115	–	4,115
Receive	JPMorgan JPUSVCO2 Index (7)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	3,109,786	(10,695)	–	(10,695)
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (8)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	9,969,323	44,240	–	44,240
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (9)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	7,368,275	20,335	–	20,335
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (10)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	722,532	3,206	–	3,206
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (11)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	516,209	1,425	–	1,425
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (12)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	1,809,728	8,031	–	8,031
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (13)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	1,308,844	3,612	–	3,612
									$36,088	$–	$36,088

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

(2) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/2021	$1,781,940	17.71%

Written Call Options
S&P 500® Index, Strike Price $4,480, expires 8/20/2021	(24,071)	(0.24%)

Cash	8,302,677	82.53%
Total Notional Amount	$10,060,546	100%

(3) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/21	$1,860,461	11.03%

Written Call Options
S&P 500® Index, Strike Price $4,530, expires 8/27/2021	(29,063)	(0.18%)

Cash	15,041,559	89.15%
Total Notional Amount	$16,872,957	100%

(4) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/2021	$109,924	17.71%

Written Call Options
S&P 500® Index, Strike Price $4,480, expires 8/20/2021	(1,485)	(0.24%)

Cash	512,174	82.53%
Total Notional Amount	$620,613	100%

(5) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/21	$142,827	11.03%

Written Call Options
S&P 500® Index, Strike Price $4,530, expires 8/27/2021	(2,231)	(0.18%)

Cash	1,154,733	89.15%
Total Notional Amount	$1,295,329	100%

(6) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/2021	$320,370	17.71%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Written Call Options
S&P 500® Index, Strike Price $4,480, expires 8/20/2021	(4,328)	(0.24%)

Cash	1,492,715	82.53%
Total Notional Amount	$1,808,757	100%

(7) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/21	$342,894	11.03%

Written Call Options
S&P 500® Index, Strike Price $4,530, expires 8/27/2021	(5,356)	(0.18%)

Cash	2,772,248	89.15%
Total Notional Amount	$3,109,786	100%

(8) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/21	$3,509,132	35.20%

Written Call Options
S&P 500® Index, Strike Price $4,440, expires 8/20/21	(59,213)	(0.59%)

Cash	6,519,404	65.39%
Total Notional Amount	$9,969,323	100%

(9) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/21	$2,984,078	40.50%

Written Call Options
S&P 500® Index, Strike Price $4,330, expires 08/20/21	(1,841)	(0.02%)
S&P 500® Index, Strike Price $4,340, expires 08/20/21	(2,651)	(0.04%)
S&P 500® Index, Strike Price $4,360, expires 08/20/21	(3,644)	(0.05%)
S&P 500® Index, Strike Price $4,370, expires 08/20/21	(3,688)	(0.05%)
S&P 500® Index, Strike Price $4,375, expires 08/20/21	(1,884)	(0.03%)
S&P 500® Index, Strike Price $4,380, expires 08/20/21	(3,897)	(0.05%)
S&P 500® Index, Strike Price $4,390, expires 09/17/21	(2,707)	(0.04%)
S&P 500® Index, Strike Price $4,400, expires 08/20/21	(5,238)	(0.07%)
S&P 500® Index, Strike Price $4,410, expires 08/20/21	(4,748)	(0.06%)
S&P 500® Index, Strike Price $4,425, expires 08/20/21	(987)	(0.01%)
S&P 500® Index, Strike Price $4,430, expires 08/20/21	(3,450)	(0.05%)
S&P 500® Index, Strike Price $4,440, expires 09/17/21	(3,080)	(0.04%)
S&P 500® Index, Strike Price $4,440, expires 08/20/21	(1,741)	(0.02%)
S&P 500® Index, Strike Price $4,450, expires 08/20/21	(2,918)	(0.04%)
S&P 500® Index, Strike Price $4,460, expires 08/20/21	(1,639)	(0.02%)
S&P 500® Index, Strike Price $4,465, expires 09/17/21	(2,432)	(0.03%)
S&P 500® Index, Strike Price $4,475, expires 09/17/21	(4,361)	(0.06%)
S&P 500® Index, Strike Price $4,500, expires 09/17/21	(1,363)	(0.02%)
S&P 500® Index, Strike Price $4,510, expires 09/17/21	(5,759)	(0.08%)

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

S&P 500® Index, Strike Price $4,515, expires 09/17/21	(10,512)	(0.15%)
S&P 500® Index, Strike Price $4,525, expires 09/17/21	(7,014)	(0.10%)
	(75,554)	(1.03%)

Cash	4,459,751	60.53%
Total Notional Amount	$7,368,275	100%

(10) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/21	$254,326	35.20%

Written Call Options
S&P 500® Index, Strike Price $4,440, expires 8/20/21	(4,291)	(0.59%)

Cash	472,497	65.39%
Total Notional Amount	$722,532	100%

(11) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/21	$209,059	40.50%

Written Call Options
S&P 500® Index, Strike Price $4,330, expires 08/20/21	(129)	(0.02%)
S&P 500® Index, Strike Price $4,340, expires 08/20/21	(186)	(0.04%)
S&P 500® Index, Strike Price $4,360, expires 08/20/21	(255)	(0.05%)
S&P 500® Index, Strike Price $4,370, expires 08/20/21	(258)	(0.05%)
S&P 500® Index, Strike Price $4,375, expires 08/20/21	(132)	(0.03%)
S&P 500® Index, Strike Price $4,380, expires 08/20/21	(273)	(0.05%)
S&P 500® Index, Strike Price $4,390, expires 09/17/21	(367)	(0.07%)
S&P 500® Index, Strike Price $4,400, expires 08/20/21	(333)	(0.06%)
S&P 500® Index, Strike Price $4,410, expires 08/20/21	(69)	(0.01%)
S&P 500® Index, Strike Price $4,425, expires 08/20/21	(242)	(0.05%)
S&P 500® Index, Strike Price $4,430, expires 08/20/21	(216)	(0.04%)
S&P 500® Index, Strike Price $4,440, expires 09/17/21	(122)	(0.02%)
S&P 500® Index, Strike Price $4,440, expires 08/20/21	(204)	(0.04%)
S&P 500® Index, Strike Price $4,450, expires 08/20/21	(115)	(0.02%)
S&P 500® Index, Strike Price $4,460, expires 08/20/21	(190)	(0.04%)
S&P 500® Index, Strike Price $4,465, expires 09/17/21	(171)	(0.03%)
S&P 500® Index, Strike Price $4,475, expires 09/17/21	(306)	(0.06%)
S&P 500® Index, Strike Price $4,500, expires 09/17/21	(95)	(0.02%)
S&P 500® Index, Strike Price $4,510, expires 09/17/21	(403)	(0.08%)
S&P 500® Index, Strike Price $4,515, expires 09/17/21	(736)	(0.15%)
S&P 500® Index, Strike Price $4,525, expires 09/17/21	(491)	(0.10%)
	(5,293)	(1.03%)

Cash	312,443	60.53%
Total Notional Amount	$516,209	100%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

(12) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/21	$637,012	35.20%

Written Call Options
S&P 500® Index, Strike Price $4,440, expires 8/20/21	(10,749)	(0.59%)

Cash	1,183,465	65.39%
Total Notional Amount	$1,809,728	100%

(13) The following table represents the individual positions within the total return swap as of July 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 9/17/21	$530,069	40.50%

Written Call Options
S&P 500® Index, Strike Price $4,330, expires 08/20/21	(327)	(0.02%)
S&P 500® Index, Strike Price $4,340, expires 08/20/21	(471)	(0.04%)
S&P 500® Index, Strike Price $4,360, expires 08/20/21	(647)	(0.05%)
S&P 500® Index, Strike Price $4,370, expires 08/20/21	(655)	(0.05%)
S&P 500® Index, Strike Price $4,375, expires 08/20/21	(335)	(0.03%)
S&P 500® Index, Strike Price $4,380, expires 08/20/21	(692)	(0.05%)
S&P 500® Index, Strike Price $4,390, expires 09/17/21	(930)	(0.07%)
S&P 500® Index, Strike Price $4,400, expires 08/20/21	(843)	(0.06%)
S&P 500® Index, Strike Price $4,410, expires 08/20/21	(175)	(0.01%)
S&P 500® Index, Strike Price $4,425, expires 08/20/21	(613)	(0.05%)
S&P 500® Index, Strike Price $4,430, expires 08/20/21	(547)	(0.04%)
S&P 500® Index, Strike Price $4,440, expires 09/17/21	(309)	(0.02%)
S&P 500® Index, Strike Price $4,440, expires 08/20/21	(518)	(0.04%)
S&P 500® Index, Strike Price $4,450, expires 08/20/21	(291)	(0.02%)
S&P 500® Index, Strike Price $4,460, expires 08/20/21	(481)	(0.04%)
S&P 500® Index, Strike Price $4,465, expires 09/17/21	(432)	(0.03%)
S&P 500® Index, Strike Price $4,475, expires 09/17/21	(775)	(0.06%)
S&P 500® Index, Strike Price $4,500, expires 09/17/21	(242)	(0.02%)
S&P 500® Index, Strike Price $4,510, expires 09/17/21	(1,023)	(0.08%)
S&P 500® Index, Strike Price $4,515, expires 09/17/21	(1,868)	(0.15%)
S&P 500® Index, Strike Price $4,525, expires 09/17/21	(1,247)	(0.10%)
	(13,421)	(1.03%)

Cash	792,196	60.53%
Total Notional Amount	$1,308,844	100%

* Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
S&P 500® Index	UBS AG	Call	08/31/21	4,505.140	USD	1,092	4,799,624	$16,799	$16,799
								$16,799	$16,799

At July 31, 2021, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
S&P 500® Index	BNP Paribas	Call	08/31/21	USD	4,472.180	2,161	USD	9,498,157	$52,240	$(52,240)
S&P 500® Index	UBS AG	Call	08/31/21	USD	4,395.260	1,092	USD	4,799,624	70,075	(70,075)
S&P 500® Index	UBS AG	Call	08/31/21	USD	4,428.220	2,161	USD	9,498,157	96,691	(96,691)
									$219,006	$(219,006)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $364,985,202.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$40,368,207
Gross Unrealized Depreciation	(3,338,171)

Net Unrealized Appreciation	$37,030,036